UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):      [  ] is a restatement
                                       [  ] adds new holdings
                                            entries
Institutional Investment Manager Filing this Report:

Name:      Artisan Investment Corp.
Address:   1000 North Water Street, Suite 1770
           Milwaukee, WI 53202


Form 13F File Number:  28-04155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence A. Totsky
Title:     Chief Financial Officer
Phone:     414/390-6100

Signature, Place, and Date of Signing:

/s/ Lawrence A. Totsky       Milwaukee, WI          August 12, 2002
-----------------------      -------------          ---------------
[Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number        Name

28-5422                     Artisan Partners Limited Partnership

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